Equity - additional information (Details)		12 Months Ended
	Dec. 15, 2016 day shares	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2016 EUR (€)	Jan. 01, 2018 EUR (€)	Dec. 31, 2015 EUR (€)	Oct. 29, 2014 shares
Disclosure of classes of share capital [line items]
Value of shares authorised		€ 40,000,000
Par value per share (in euros per shares) | € / shares		€ 0.01	€ 0.01
Equity		€ 24,903,000,000	€ 20,987,000,000	€ 19,353,000,000	€ 21,008,000,000	€ 16,968,000,000
Number of shares outstanding (in shares) | shares		1,959,559,330	1,949,031,457
Convertible securities conversion ratio	0.083077
Conversion of stock, number of trading days for valuation | day	20
Increase (decrease) in number of ordinary shares issued (in shares) | shares	238,846,375
Statutory reserve		€ 12,831,000,000	€ 11,594,000,000
Capital reserve		5,920,000,000	5,817,000,000
Retained earnings (accumulated deficit)		1,836,000,000	(333,000,000)
Net profit attributable to owners of the parent		3,608,000,000	€ 3,491,000,000	1,803,000,000
Share capital
Disclosure of classes of share capital [line items]
Equity		€ 19,000,000		€ 19,000,000	€ 19,000,000	€ 17,000,000
Common shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares		2,000,000,000					90,000,000
Par value per share (in euros per shares) | € / shares		€ 0.01
Number of shares outstanding (in shares) | shares		1,550,617,563	1,540,089,690
Special voting shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares		2,000,000,000
Par value per share (in euros per shares) | € / shares		€ 0.01
Number of shares outstanding (in shares) | shares		408,941,767	408,941,767